Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	COHBAR, INC.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001522602
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE